EXHIBIT 99.7

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2019-A SERIES

Period	Collection	Accrual	Distribution
From	01-May-19	15-May-19	17-Jun-19
To	30-May-19	17-Jun-19
Days	33

Description of Collateral

On the Distribution Date, the Series 2019-A balances were:

Notes	$1,000,000,000.00
1,000,000,000.00
Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$226,994,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$2,439,910.03
Series Nominal Liquidation Amount	1,229,433,910.03

Required Participation Amount	$1,229,433,910.03
Excess Receivables	$388,352,667.89

Total Collateral	1,617,786,577.92

Collateral as Percent of Notes	161.78%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR
Total Pool
Beginning Gross Principal Pool Balance	$5,921,981,029.03
Total Principal Collections	($2,002,306,991.81)
Investment in New Receivables	$1,720,459,983.02
Receivables Added for Additional Accounts	$0.00
Repurchases	($27,422,025.23)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($720,295,773.40)
Less Servicing Adjustment	($2,070,297.91)

Ending Balance	$4,890,345,923.70

SAP for Next Period	33.08%

Average Receivable Balance	$5,046,773,705.20
Monthly Payment Rate	39.67%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR
Total Pool
Total Interest Collections	$25,102,941.99
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$25,102,941.99

Series Allocation Percentage at Month-End	33.08%
Floating Allocation Percentage at Month-End	73.32%

Expected Final	Accumulation	Early Redemption
Payment Date	Period	Period
2/15/2022	8/1/2021	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	33
LIBOR	2.439630%
Applicable Margin	0.560000%
	2.999630%

	Actual	Per $1000
Interest	2,749,660.83	2.75
Principal	—	—

		2.75
Total Due Investors	2,749,660.83
Servicing Fee	1,054,833.33

Excess Cash Flow	2,284 ,153.23

Reserve Account
Required Balance	$5,000,000.00
Current Balance	$5,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.63%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	62.47%

*Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.